Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Receipts from customers			$ 1,974,010
Receipts from other income	1,013,879	782,383	82,807
Payments to suppliers and employees	(17,285,861)	(13,596,027)	(8,969,276)
Interest received and other income	329,157	6,271	2,679
Net cash (used in) operating activities	(15,942,825)	(12,807,373)	(6,909,780)
Cash flows from investing activities
Proceeds from disposal of subsidiary			29,277
Proceeds from disposal of property, plant and equipment
Cash flows from investing activities
Payments for the addition of property, plant and equipment	(476,873)
Net cash from investing activities	(476,873)		29,277
Cash flows from financing activities
Proceeds from shares issued (net of costs)	12,330,284	41,184,687	12,400,730
Repayment of lease liabilities	(54,717)
Net cash from financing activities	12,275,567	41,184,687	12,400,730
Net decrease in cash and cash equivalents	(4,144,131)	28,377,314	5,520,227
Cash and cash equivalents at beginning of the year	37,500,931	9,123,617	3,603,390
Effect of exchange rate fluctuations on cash held	6,428
Cash and cash equivalents at end of the year	$ 33,363,228	$ 37,500,931	$ 9,123,617